UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charles Schwab Investment Advisory, Inc.
Address: 211 Main Street
         San Francisco, CA  94105

13F File Number:  028-14153

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Peterson
Title:     Chief Investment Officer, CSIA
Phone:     415-667-0879

Signature, Place, and Date of Signing:

 /s/ James Peterson     San Francisco, CA     April 19, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $2,304,586 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPINE TOTAL DYNAMIC DIVID F   COM SBI          021060108      266    65000 SH       SOLE                    65000        0        0
ISHARES TR                     AGENCY BD FD     464288166     1262    11125 SH       SOLE                    11125        0        0
ISHARES TR                     BARCLYS 3-7 YR   464288661    38236   309629 SH       SOLE                   309629        0        0
ISHARES TR                     BARCLYS 7-10 YR  464287440    10473    97573 SH       SOLE                    97573        0        0
ISHARES TR                     BARCLYS CR BD    464288620   120543  1070831 SH       SOLE                  1070831        0        0
ISHARES TR                     BARCLYS INTER CR 464288638    48351   435047 SH       SOLE                   435047        0        0
ISHARES TR                     BARCLYS MBS BD   464288588   373070  3456275 SH       SOLE                  3456275        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176    28519   235175 SH       SOLE                   235175        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465   176922  2999689 SH       SOLE                  2999689        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    64818  1515495 SH       SOLE                  1515495        0        0
ISHARES TR                     MSCI SMALL CAP   464288273    49535  1126817 SH       SOLE                  1126817        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869    29391   501038 SH       SOLE                   501038        0        0
ISHARES TR                     RUSSELL 1000     464287622   269334  3088334 SH       SOLE                  3088334        0        0
ISHARES TR                     RUSSELL 2000     464287655    79264   839395 SH       SOLE                   839395        0        0
POWERSHS DB MULTI SECT COMM    DB BASE METALS   73936B705    37194  2120502 SH       SOLE                  2120502        0        0
POWERSHS DB MULTI SECT COMM    DB OIL FUND      73936B507   108801  4029652 SH       SOLE                  4029652        0        0
POWERSHS DB MULTI SECT COMM    PS DB AGRICUL FD 73936B408    30318  1170598 SH       SOLE                  1170598        0        0
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706    45400  1776925 SH       SOLE                  1776925        0        0
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805   125460  4506458 SH       SOLE                  4506458        0        0
SCHWAB STRATEGIC TR            INTL SCEQT ETF   808524888    31613  1123860 SH       SOLE                  1123860        0        0
SCHWAB STRATEGIC TR            INTRM TRM TRES   808524854    25766   475608 SH       SOLE                   475608        0        0
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201   192188  5145606 SH       SOLE                  5145606        0        0
SCHWAB STRATEGIC TR            US REIT ETF      808524847    27186   832790 SH       SOLE                   832790        0        0
SCHWAB STRATEGIC TR            US SML CAP ETF   808524607    56243  1312241 SH       SOLE                  1312241        0        0
SCHWAB STRATEGIC TR            US TIPS ETF      808524870    22955   395569 SH       SOLE                   395569        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506    50287   634055 SH       SOLE                   634055        0        0
SPDR SERIES TRUST              BRC HGH YLD BD   78464A417    87257  2122532 SH       SOLE                  2122532        0        0
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516    40355   689832 SH       SOLE                   689832        0        0
SPDR SERIES TRUST              DJ REIT ETF      78464A607    37849   487555 SH       SOLE                   487555        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425    29910  1228350 SH       SOLE                  1228350        0        0
WISDOMTREE TRUST               JAPN HEDGE EQT   97717W851    65820  1523969 SH       SOLE                  1523969        0        0